Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-267396) (the “Registration Statement”) of Specificity, Inc. (the “Company”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on September 23, 2022, is being filed pursuant to the undertakings in Item 1, Item 5, Item 6, and Item 9 of the Registration Statement to register addition shares and amend the offering price of each Unit and Warrant described therein, and Item 11(e)-(h) of the Registration Statement to (i) include the information contained in the Company’s Unaudited Financial Statements for the three- month period ended March 31, 2023 and the Audited Financial Statements year ended December 31, 2022, and (ii) update certain other information in the Registration Statement, including general updates to the business plan. The information included in this filing amends this Registration Statement and the prospectus contained therein. An additional 30,000 Units are being registered pursuant to this Post-Effective Amendment No.1, and the Company has paid any additional applicable registration fees prior to the filing of this Post-Effective Amendment No.1. The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Entity Registrant Name	SPECIFICITY, INC.
Entity Central Index Key	0001840102
Entity Tax Identification Number	85-4017786
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	410 S. Ware Blvd.
Entity Address, Address Line Two	Suite 508
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33619
City Area Code	(813)
Local Phone Number	364-4744
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false